Interest-Bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2017
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Interest-Bearing Loans and Borrowings
16	INTEREST-BEARING LOANS AND BORROWINGS

	Maturity date	Interest rate		As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Guaranteed loans	17 June 2019	3.54%		2,413	2,339
Guaranteed loans	27 September 2019	2.30%		6,338	6,579
Guaranteed loans	30 September 2019	2.40%		6,142	6,521
Guaranteed loans	9 June 2017	1.50%		—	731
Guaranteed loans	11 January 2018	1.495%		780	—
Credit loans	6 December 2020	EURIBOR + 3.8%	(i)	3,121	—

Total				18,794	16,170

(i)	3.8% when EURIBOR is negative.